UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-22041
Gabelli 787 Fund, Inc.
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: October 31
Date of reporting period: January 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments — January 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 72.7%

	CONSUMER STAPLES — 12.0%

	Beverages — 0.0%
2,000	Dr. Pepper Snapple Group Inc.	$55,320

	Food and Staples Retailing — 1.0%
20,000	Diedrich Coffee Inc.†	692,000
4,000	Spartan Stores Inc.	54,160
5,000	SUPERVALU Inc.	73,550
25,000	The Great Atlantic & Pacific Tea Co. Inc.†	187,250
32,000	Village Super Market Inc., Cl. A	832,000

		1,838,960

	Food Products — 4.4%
60,000	Cadbury plc, ADR	3,189,600
16,000	Campbell Soup Co.	529,760
2,000	Flowers Foods Inc.	48,580
250,000	Sara Lee Corp.	3,035,000
34,000	Tootsie Roll Industries Inc.	885,020

		7,687,960

	Personal Products — 6.6%
50,000	Alberto-Culver Co.	1,419,500
200,000	Bare Escentuals Inc.†	3,634,000
70,000	Chattem Inc.†	6,542,200

		11,595,700

	TOTAL CONSUMER STAPLES	21,177,940

	HEALTH CARE — 12.0%

	Biotechnology — 0.5%
11,000	Biogen Idec Inc.†	591,140
11,500	Facet Biotech Corp.†	181,125
40,000	Indevus Pharmaceuticals Inc., Escrow† (a)	44,000

		816,265

	Health Care Equipment and Supplies — 3.4%
22,000	Alcon Inc.	3,425,620
83,000	ArthroCare Corp.†	2,211,950
15,000	Exactech Inc.†	242,250
25,000	RTI Biologics Inc.†	79,000
1,500	Young Innovations Inc.	34,485

		5,993,305

	Health Care Providers and Services — 0.0%
1,000	Chemed Corp.	46,500

	Health Care Technology — 3.5%
90,000	AMICAS Inc.†	483,300
260,000	IMS Health Inc.	5,626,400
1,500	QuadraMed Corp.†	12,585

		6,122,285

	Life Sciences Tools and Services — 3.1%
105,000	Varian Inc.†	5,413,800

	Pharmaceuticals — 1.5%
30,000	Allergan Inc.	1,725,000
72,800	BioForm Medical Inc.†	397,488
25,000	Bristol-Myers Squibb Co.	609,000

		2,731,488

	TOTAL HEALTH CARE	21,123,643

	INFORMATION TECHNOLOGY — 10.1%

	Communications Equipment — 5.8%
700,000	3Com Corp.†	5,215,000
10,000	Emulex Corp.†	112,400
172,000	Tandberg ASA	4,849,569

		10,176,969

	Computers and Peripherals — 0.7%
16,000	Diebold Inc.	425,120
50,000	Intermec Inc.†	663,500
2,000	SanDisk Corp.†	50,840

		1,139,460

	Electrical Equipment and Instruments — 1.2%
101,000	OCE NV†	1,218,038
10,000	Park Electrochemical Corp.	262,500
27,000	Tyco Electronics Ltd.	671,760

		2,152,298

	Internet Software and Services — 1.7%
14,000	IAC/InterActiveCorp.†	281,120
600,000	StorageNetworks Inc., Escrow† (a)	18,000
180,000	Yahoo! Inc.†	2,701,800

		3,000,920

	Semiconductors and Semiconductor Equipment — 0.1%
6,000	International Rectifier Corp.†	108,240
22,000	MoSys Inc.†	98,780

		207,020

	Software — 0.6%
18,000	FalconStor Software Inc.†	62,280
2,830	GSE Systems Inc.†	14,801
1,281	JDA Software Group Inc.†	33,575
100,000	Take-Two Interactive Software Inc.†	928,000

		1,038,656

	TOTAL INFORMATION TECHNOLOGY	17,715,323

	INDUSTRIALS — 9.9%

	Aerospace and Defense — 2.0%
285,000	Herley Industries Inc.†	3,488,400

	Building Products — 1.1%
170,000	Griffon Corp.†	2,007,700

	Commercial Services and Supplies — 0.1%
5,000	Rollins Inc.	98,400

	Diversified Industrial — 0.3%
100,000	Quixote Corp.†	636,000

	Electrical Equipment — 0.4%
3,000	Belden Inc.	68,490
73,000	SL industries Inc.†	620,500

		688,990

See accompanying notes to schedule of investments.

1

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — January 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)

	INDUSTRIALS (Continued)

	Industrial Conglomerates — 0.1%
5,000	Tyco International Ltd.	$177,150

	Machinery — 1.3%
57,000	Baldwin Technology Co. Inc., Cl. A†	71,820
10,000	CIRCOR International Inc.	282,500
1,000	K-Tron International Inc.†	148,720
44,000	Navistar International Corp.†	1,627,560
10,000	Tennant Co.	239,300

		2,369,900

	Trading Companies and Distributors — 0.5%
13,000	GATX Corp.	340,860
20,000	Kaman Corp.	497,800

		838,660

	Transportation — 4.1%
55,000	Burlington Northern Santa Fe Corp.	5,485,150
20,000	Smit Internationale NV	1,714,547

		7,199,697

	TOTAL INDUSTRIALS	17,504,897

	CONSUMER DISCRETIONARY — 8.9%

	Auto Components — 0.2%
16,000	Tenneco Inc.†	282,880

	Diversified Consumer Services — 1.5%
40,000	Brink’s Home Security Holdings Inc.†	1,640,000
55,000	Corinthian Colleges Inc.†	770,000
20,000	Keystone North America Inc.	148,889

		2,558,889

	Hotels, Restaurants, and Leisure — 1.0%
18,000	Boyd Gaming Corp.†	140,400
6,000	Churchill Downs Inc.	217,800
135,000	Dover Motorsports Inc.	302,400
27,000	Gaylord Entertainment Co.†	519,480
100,000	Ladbrokes plc	251,283
2,000	Landry’s Restaurants Inc.†	41,480
120,200	Youbet.com Inc.†	334,156

		1,806,999

	Household Durables — 0.6%
22,000	Harman International Industries Inc.	782,100
8,000	Nobility Homes Inc.†	82,880
14,000	Skyline Corp.	256,340

		1,121,320

	Media — 4.9%
90,000	Acme Communications Inc.†	36,000
2,000	Ascent Media Corp., Cl. A†	51,540
90,000	Cablevision Systems Corp., Cl. A	2,307,600
10,000	CBS Corp., Cl. A, Voting	129,500
125,000	Clear Channel Outdoor Holdings Inc., Cl. A†	1,268,750
85,000	Crown Media Holdings Inc., Cl. A†	119,850
40,000	DIRECTV, Cl. A†	1,214,000
6,000	Discovery Communications Inc., Cl. A†	177,960
6,000	Discovery Communications Inc., Cl. C†	157,560
20,000	DISH Network Corp., Cl. A	365,200
54,000	Fisher Communications Inc.†	694,440
254	Granite Broadcasting Corp.†	0
30,000	Liberty Media Corp. — Capital, Cl. A†	776,700
5,000	Liberty Media Corp. — Starz, Cl. A†	234,500
36,000	LIN TV Corp., Cl. A†	171,720
13,000	Salem Communications Corp., Cl. A†	69,550
22,000	Shaw Communications Inc., Cl. B	409,640
60,000	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	341,079

		8,525,589

	Multiline Retail — 0.0%
3,000	Saks Inc.†	19,320

	Specialty Retail — 0.7%
90,000	Midas Inc.†	742,500
12,000	Pier 1 Imports Inc.†	61,200
49,000	Sally Beauty Holdings Inc.†	408,660

		1,212,360

	Textiles, Apparel, and Luxury Goods — 0.0%
1,000	FGX International Holdings Ltd.†	19,650
16,000	Heelys Inc.†	33,280

		52,930

	TOTAL CONSUMER DISCRETIONARY	15,580,287

	TELECOMMUNICATION SERVICES — 5.6%

	Diversified Telecommunications Services — 2.2%
290,000	Asia Satellite Telecommunications Holdings Ltd.	417,597
350,000	Cincinnati Bell Inc.†	1,018,500
30,000	GVT Holding SA†	892,838
150,000	Portugal Telecom SGPS SA	1,559,814

		3,888,749

	Wireless Telecommunications Services — 3.4%
17,000	Millicom International Cellular SA	1,212,440
10,000	Rogers Communications Inc., Cl. B	312,600
510,000	Sprint Nextel Corp.†	1,672,800
8,000	Telephone & Data Systems Inc.	252,400
67,000	United States Cellular Corp.†	2,450,190

		5,900,430

	TOTAL TELECOMMUNICATION SERVICES	9,789,179

	UTILITIES — 4.2%

	Electric Utilities — 1.7%
88,000	Endesa SA	2,691,587
12,000	Northeast Utilities	303,840

		2,995,427

	Gas Utilities — 0.1%
5,000	Southwest Gas Corp.	138,350

	Independent Power Producers and Energy Traders — 0.6%
2,032	Mirant Corp.†	28,590
75,000	Mirant Corp., Escrow† (a)	0
40,000	NRG Energy Inc.†	964,400

		992,990

	Multi-Utilities — 1.8%
19,000	CH Energy Group Inc.	751,450
57,267	GDF Suez, Strips	79
See accompanying notes to schedule of investments.

2

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — January 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)

	UTILITIES (Continued)

	Multi-Utilities (Continued)
1,000	Integrys Energy Group Inc.	$41,850
100,000	NorthWestern Corp.	2,445,000
6	Suez SA, Strips† (a)	0

		3,238,379

	TOTAL UTILITIES	7,365,146

	FINANCIALS — 4.1%

	Capital Markets — 1.4%
53,000	BKF Capital Group Inc.†	48,230
210,000	SWS Group Inc.	2,520,000

		2,568,230

	Commercial Banks — 0.2%
7,000	PNC Financial Services Group Inc.	388,010

	Consumer Finance — 1.1%
185,000	SLM Corp.†	1,948,050

	Insurance — 0.7%
3,000	Argo Group International Holdings Ltd.†	80,220
80,000	CNA Surety Corp.†	1,120,000

		1,200,220

	Thrift and Mortgage Finance — 0.7%
10,000	Flushing Financial Corp.	122,500
16,000	New York Community Bancorp Inc.	240,480
70,000	NewAlliance Bancshares Inc.	814,800

		1,177,780

	TOTAL FINANCIALS	7,282,290

	MATERIALS — 4.1%

	Building Products — 0.2%
10,000	Texas Industries Inc.	339,400

	Chemicals — 0.6%
1,000	Athabasca Potash Inc.†	7,762
60,000	Ferro Corp.	465,600
9,800	ICO Inc.	75,656
20,000	Sensient Technologies Corp.	519,000

		1,068,018

	Containers and Packaging — 2.2%
10,000	Greif Inc., Cl. B	485,300
370,000	Myers Industries Inc.	3,381,800

		3,867,100

	Metals and Mining — 1.1%
130,000	Alcoa Inc.	1,654,900
4,000	Canplats Resources Corp.†	17,732
4,000	Corriente Resources Inc., Cl. A†	31,910
200	Eramet	60,826
12,000	Gold Fields Ltd., ADR	137,040
4,000	International Royalty Corp.	26,823
500	Lonmin plc†	14,443

		1,943,674

	TOTAL MATERIALS	7,218,192

	ENERGY — 1.8%

	Energy Equipment and Services — 0.2%
27,000	RPC Inc.	333,450

	Oil, Gas, and Consumable Fuels — 1.6%
8,000	Anadarko Petroleum Corp.	510,240
3,000	Devon Energy Corp.	200,730
300,000	Dragon Oil plc†	1,942,167
3,000	Encore Acquisition Co.†	142,860
150,000	WesternZagros Resources Ltd.†	98,200

		2,894,197

	TOTAL ENERGY	3,227,647

	TOTAL COMMON STOCKS	127,984,544

	RIGHTS — 0.0%

	SPECIAL PURPOSE ENTITY — 0.0%
6,000	Fresenius Kabi Pharmaceuticals Holding Inc., CVR†	1,500

	WARRANTS — 0.0%

	CONSUMER DISCRETIONARY — 0.0%

	Media — 0.0%
636	Granite Broadcasting Corp., Ser. A, expire 06/04/12† (a)	1
636	Granite Broadcasting Corp., Ser. B, expire 06/04/12† (a)	1

		2

	TOTAL CONSUMER DISCRETIONARY	2

	UTILITIES — 0.0%

	Independent Power Producers and Energy Traders — 0.0%
6,526	Mirant Corp., Ser. A, expire 01/03/11†	2,088

	TOTAL WARRANTS	2,090

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 27.3%

	U.S. Treasury Bills — 14.9%
$26,170,000	U.S. Treasury Bills, 0.051% to 0.274%††, 02/18/10 to 07/15/10	26,163,418

	U.S. Treasury Cash Management Bills — 12.4%
21,860,000	U.S. Treasury Cash Management Bills, 0.100% to 0.178%††, 04/01/10 to 06/17/10	21,854,323

	TOTAL U.S. GOVERNMENT OBLIGATIONS	48,017,741

	TOTAL INVESTMENTS — 100.0% (Cost $198,850,997)	$176,005,875

	Aggregate book cost	$198,850,997

	Gross unrealized appreciation	$5,868,648
	Gross unrealized depreciation	(28,713,770)

	Net unrealized appreciation/depreciation	$(22,845,122)

See accompanying notes to schedule of investments.

3

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — January 31, 2010 (Unaudited)

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At January 31, 2010, the market value of fair valued securities amounted to $62,002 or 0.04% of total investments.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CVR	Contingent Value Right
See accompanying notes to schedule of investments.

4

Gabelli Enterprise Mergers and Acquisitions Fund
Notes to Schedule of Investments (unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the United States over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of January 31, 2010 is as follows:

	Valuation Inputs
		Level 2
		Other	Level 3	Total
		Significant	Significant	Market Value
	Level 1	Observable	Unobservable	at
	Quoted Prices	Inputs	Inputs	01/31/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Health Care
Biotechnology	$772,265	—	$44,000	$816,265
Other Industries (a)	20,307,378	—	—	20,307,378
Information Technology
Internet Software and Services	2,982,920	—	18,000	3,000,920
Other Industries (a)	14,714,403	—	—	14,714,403
Utilities
Independent Power Producers and Energy Traders	992,990	—	0	992,990
Other Industries (a)	6,372,156	—	—	6,372,156
Other Industries (a)	81,780,432	—	—	81,780,432

Total Common Stocks	127,922,544	—	62,000	127,984,544

Rights (a)	1,500	—	—	1,500
Warrants (a)	2,088	2	—	2,090
U.S. Government Obligations	—	$48,017,741	—	48,017,741

TOTAL INVESTMENTS IN SECURITIES	$127,926,128	$48,017,743	$62,000	$176,005,875

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

				Change in		Transfers		Net change in unrealized
		Accrued		unrealized	Net	in and/or		appreciation/depreciation
	Balance as of	discounts/	Realized	appreciation/	purchases/	out of	Balance as	during the period on Level 3
	10/31/09	(premiums)	gain/(loss)	depreciation	(sales)	Level 3	of 01/31/10	investments held at 01/31/10

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Health Care
Biotechnology	$44,000	$—	$—	$—	$—	$—	$44,000	$—
Consumer Discretionary
Media	0	—	—	—	—	(0)	—	—
Utilities
Independent Power Producers and Energy Traders	0	—	—	—	—	—	0	—
Information Technology
Internet Software and Services	—	—	—	18,000	0	—	18,000	18,000

Total Common Stocks	44,000	—	—	18,000	0	(0)	62,000	18,000

Warrants
Consumer Discretionary
Media	0	—	—	—	—	(0)	—	—

Total Warrants	0	—	—	—	—	(0)	—	—

TOTAL INVESTMENTS IN SECURITIES	$44,000	$—	$—	$18,000	$0	$(0)	$62,000	$18,000

2. Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
     Swap Agreements. The Fund may enter into equity and contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. At January 31, 2010, there were no open swap agreements.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At January 31, 2010, there were no open forward foreign exchange contracts.
3. Tax Information. At October 31, 2009, the Fund had a net capital loss carryforward for federal income tax purposes of $56,942,371, which is available to reduce future required distributions of net capital gains to shareholders through 2017.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli 787 Fund, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date	3/24/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date	3/24/10

By (Signature and Title)*	/s/ Agnes Mullady

Agnes Mullady, Principal Financial Officer and Treasurer

Date	3/24/10

*	Print the name and title of each signing officer under his or her signature.